GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Wages and benefits	$ 974	$ 428	$ 2,563	$ 1,417
Share-based compensation			6,404	638
Professional fees	3	38	130	370
Depreciation and amortization			828	900
General and administrative expenses	5,692	1,769	19,074	4,399
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Wages and benefits	1,137	765	3,330	1,614
Share-based compensation	293	292	6,028	445
Professional fees	144	184	2,348	683
Consulting fees	461	37	896	112
Travelling, representation and convention	206	87	411	263
Office and administration	3,201	181	4,669	547
Stock exchange, authorities, and communication	71	33	831	72
Depreciation and amortization	170	209	535	623
Other financial fees	9	(19)	26	40
General and administrative expenses	$ 5,692	$ 1,769	$ 19,074	$ 4,399